Exhibit 99

  Ford Credit Auto Owner Trust 2006-A
  Monthly Investor Report


  Collection Period                                                                                                     March, 2006
  Payment Date                                                                                                            4/17/2006
  Transaction Month                                                                                                               2

  Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-131003 and at
  http://www.fordcredit.com/institutionalinvestments/index.jhtml.


  I. ORIGINAL DEAL PARAMETERS                                                                               Weighted Avg Remaining
  ---------------------------                                                                                       Term at Cutoff
                                                        Dollar Amount           # of Receivables
  Initial Pool Balance                              $3,164,999,892.01                    187,903                          52 months
  Original Securities:                                  Dollar Amount         Note Interest Rate               Legal Final Maturity
   Class A-1 Notes                                    $540,000,000.00                    4.7248%                  November 15, 2006
   Class A-2 A Notes                                  $500,000,000.00                     5.040%                 September 15, 2008
   Class A-2 B Notes                                  $549,951,000.00                     4.759%                 September 15, 2008
   Class A-3 Notes                                    $901,239,000.00                     5.050%                     March 15, 2010
   Class A-4 Notes                                    $316,809,000.00                     5.070%                  December 15, 2010
   Class B Notes                                       $88,674,000.00                     5.290%                     April 15, 2011
   Class C Notes                                       $59,116,000.00                     5.480%                 September 15, 2011
   Class D Notes                                       $59,116,000.00                     7.210%                    August 15, 2012
                                                       --------------
      Total                                         $3,014,905,000.00

  II. AVAILABLE FUNDS
  -------------------
  Interest:
   Interest Collections                                                                                              $16,854,898.33

  Principal:
   Principal Collections                                                                                             $75,285,185.03
   Prepayments in Full                                                                                               $62,183,923.40
   Liquidation Proceeds                                                                                                 $326,696.55
   Recoveries                                                                                                                 $0.00
                                                                                                                              -----
     Sub Total                                                                                                      $137,795,804.98
                                                                                                                    ---------------
  Collections                                                                                                       $154,650,703.31

  Purchase Amounts:
   Purchase Amounts Related to Principal                                                                                $355,889.91
   Purchase Amounts Related to Interest                                                                                   $1,870.52
                                                                                                                          ---------
     Sub Total                                                                                                          $357,760.43

  Clean-up Call                                                                                                               $0.00
                                                                                                                              -----
  Available Collections                                                                                             $155,008,627.37

  Reserve Account Draw Amount                                                                                                 $0.00
  Net Swap Receipt - Tranche A-2b                                                                                        $96,069.57
                                                                                                                         ----------
  Available Funds                                                                                                   $155,104,696.94












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



  Ford Credit Auto Owner Trust 2006-A
  Monthly Investor Report

  Collection Period                                                                                                     March, 2006
  Payment Date                                                                                                            4/17/2006
  Transaction Month                                                                                                               2

   III. DISTRIBUTIONS
   ------------------
   Available Funds
                                                                                                       Carryover          Remaining
                                            Calculated Amount             Amount Paid     Shortfall    Shortfall    Available Funds

   Owner Trustee Fees and Expenses                      $0.00                   $0.00         $0.00        $0.00    $155,104,696.94
   Indenture Trustee Fees and                           $0.00                   $0.00         $0.00        $0.00    $155,104,696.94
   Servicing Fee                                $2,529,675.44           $2,529,675.44         $0.00        $0.00    $152,575,021.50
   Net Swap Payment - Tranche A-2 B                     $0.00                   $0.00         $0.00        $0.00    $152,575,021.50
   Interest - Class A-1 Notes                   $1,759,133.22           $1,759,133.22         $0.00        $0.00    $150,815,888.28
   Interest - Class A-2 A Notes                 $2,100,000.00           $2,100,000.00         $0.00        $0.00    $148,715,888.28
   Interest - Class A-2 B Notes                 $2,398,989.38           $2,398,989.38         $0.00        $0.00    $146,316,898.90
   Interest - Class A-3 Notes                   $3,792,714.13           $3,792,714.13         $0.00        $0.00    $142,524,184.77
   Interest - Class A-4 Notes                   $1,338,518.03           $1,338,518.03         $0.00        $0.00    $141,185,666.74
   Swap Termination Payment                             $0.00                   $0.00         $0.00        $0.00    $141,185,666.74
   First Priority Principal Payment                     $0.00                   $0.00         $0.00        $0.00    $141,185,666.74
   Interest - Class B Notes                       $390,904.55             $390,904.55         $0.00        $0.00    $140,794,762.19
   Second Priority Principal Payment           $59,339,418.13          $59,339,418.13         $0.00        $0.00     $81,455,344.06
   Interest - Class C Notes                       $269,963.07             $269,963.07         $0.00        $0.00     $81,185,380.99
   Third Priority Principal Payment            $59,116,000.00          $59,116,000.00         $0.00        $0.00     $22,069,380.99
   Interest - Class D Notes                       $355,188.63             $355,188.63         $0.00        $0.00     $21,714,192.36
   Reserve Account Deposit                              $0.00                   $0.00         $0.00        $0.00     $21,714,192.36
   Regular Principal Payment                  $287,710,857.69          $21,714,192.36         $0.00        $0.00              $0.00
   Additional Trustee Fees and                          $0.00                   $0.00         $0.00        $0.00              $0.00
   Residual Released to Depositor                       $0.00                   $0.00         $0.00        $0.00              $0.00
                                                                                -----

   Total                                                              $155,104,696.94

                                                              Principal Payment:

                                                                     First Priority Principal Payment                         $0.00
                                                                     Second Priority Principal Payment               $59,339,418.13
                                                                     Third Priority Principal Payment                $59,116,000.00
                                                                     Regular Principal Payment                       $21,714,192.36
                                                                                                                     --------------

                                                                     Total                                          $140,169,610.49


   IV. NOTEHOLDER PAYMENTS
   -----------------------

                          Noteholder Principal Payments      Noteholder Interest Payments                 Total Payment
                                   Actual   Per $1,000 of            Actual   Per $1,000 of               Actual     Per $1,000 of
                                                 Original                          Original                        Original Balance
                                                   Balance                           Balance
   Class A-1 Notes        $140,169,610.49          $259.57    $1,759,133.22            $3.26     $141,928,743.71            $262.83
   Class A-2 A Notes                $0.00            $0.00    $2,100,000.00            $4.20       $2,100,000.00              $4.20
   Class A-2 B Notes                $0.00            $0.00    $2,398,989.38            $4.36       $2,100,000.00              $4.20
   Class A-3 Notes                  $0.00            $0.00    $3,792,714.13            $4.21       $3,792,714.13              $4.21
   Class A-4 Notes                  $0.00            $0.00    $1,338,518.03            $4.23       $1,338,518.03              $4.23
   Class B Notes                    $0.00            $0.00      $390,904.55            $4.41         $390,904.55              $4.41
   Class C Notes                    $0.00            $0.00      $269,963.07            $4.57         $269,963.07              $4.57
   Class D Notes                    $0.00            $0.00      $355,188.63            $6.01         $355,188.63              $6.01
                                    -----            -----      -----------            -----         -----------              -----

   Total                  $140,169,610.49           $46.49   $12,405,411.01            $4.11     $152,575,021.50             $50.61




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



  Ford Credit Auto Owner Trust 2006-A
  Monthly Investor Report

  Collection Period                                                                                                     March, 2006
  Payment Date                                                                                                            4/17/2006
  Transaction Month                                                                                                               2

   V. NOTE BALANCE AND POOL INFORMATION
   ------------------------------------
                                                   Beginning of Period                                End of Period
                                                        Balance           Note Factor                  Balance          Note Factor
   Class A-1 Notes                              $406,166,275.82             0.7521598          $265,996,665.33            0.4925864
   Class A-2 A Notes                            $500,000,000.00             1.0000000          $500,000,000.00            1.0000000
   Class A-2 B Notes                            $549,951,000.00             1.0000000          $549,951,000.00            1.0000000
   Class A-3 Notes                              $901,239,000.00             1.0000000          $901,239,000.00            1.0000000
   Class A-4 Notes                              $316,809,000.00             1.0000000          $316,809,000.00            1.0000000
   Class B Notes                                 $88,674,000.00             1.0000000           $88,674,000.00            1.0000000
   Class C Notes                                 $59,116,000.00             1.0000000           $59,116,000.00            1.0000000
   Class D Notes                                 $59,116,000.00             1.0000000           $59,116,000.00            1.0000000
                                                 --------------             ---------           --------------            ---------

   Total                                      $2,881,071,275.82             0.9556093        $2,740,901,665.33            0.9091171

   Pool Information
    Weighted Average APR                                                       6.634%                                        6.621%
    Weighted Average Remaining Term                                             51.23                                         50.50
    Number of Receivables Outstanding                                         182,911                                       176,058
    Pool Balance                                                    $3,035,610,527.64                             $2,897,305,654.21
    Adjusted Pool Balance (Pool Balance - YSOC Amount)              $2,834,185,413.89                             $2,703,499,857.69
    Pool Factor                                                            0.9591187                                     0.9154205



  VI. OVERCOLLATERALIZATION INFORMATION
  -------------------------------------

  Specified Reserve  Balance                                                                                        $15,824,999.46
  Targeted Credit Enhancement Amount                                                                                $28,973,056.54
  Yield Supplement Overcollateralization Amount                                                                    $193,805,796.52
  Targeted Overcollateralization Amount                                                                            $206,953,853.60
  Actual Overcollateralization Amount (EOP Pool Balance -EOP  Note Balance)                                        $156,403,988.88


  VII. RECONCILIATION OF RESERVE ACCOUNT
  --------------------------------------
  Beginning Reserve Account Balance                                                                                 $15,824,999.46
  Reserve Account Deposits Made                                                                                               0.00
  Reserve Account Draw Amount                                                                                                 0.00
                                                                                                                              ----
  Ending Reserve Account Balance                                                                                    $15,824,999.46
  Change in Reserve Account Balance                                                                                          $0.00

  Specified Reserve  Balance                                                                                        $15,824,999.46













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



  Ford Credit Auto Owner Trust 2006-A
  Monthly Investor Report

  Collection Period                                                                                                     March, 2006
  Payment Date                                                                                                            4/17/2006
  Transaction Month                                                                                                               2


  VIII. NET LOSSES AND DELINQUENT RECEIVABLES
  -------------------------------------------

                                                                                     # of Receivables                       Amount
  Realized Loss                                                                                   992                  $153,178.54
  (Recoveries)                                                                                      0                        $0.00
                                                                                                                             -----
  Net Losses for Current Collection Period                                                                             $153,178.54
  Cumulative Net Losses Last Collection                                                                                 $10,153.32
                                                                                                                        ----------
  Cumulative Net Losses for all Collection Periods                                                                     $163,331.86

  Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)                         0.06%

  Delinquent Receivables:

                                                           % of EOP Pool             # of Receivables                       Amount
  31-60 Days Delinquent                                             0.52%                         896               $14,950,824.08
  61-90 Days Delinquent                                             0.03%                          42                  $760,151.14
  91-120 Days Delinquent                                            0.00%                           0                        $0.00
  Over 120 Days Delinquent                                          0.00%                           1                   $19,398.95
                                                                    -----                           -                   ----------

  Total Delinquent Receivables                                      0.52%                         939               $15,730,374.17

  Repossesion Inventory:

  Repossesed in the Current Collection Period                                                      45                  $683,205.20
  Total Repossesed Inventory                                                                       43                  $803,228.42

  Ratio of Net Losses to the Average Pool Balance for the Collection Period:
  Second Preceding Collection Period                                                                                       0.0000%
  Preceding Collection Period                                                                                              0.0039%
  Current Collection Period                                                                                                0.0620%
  Three Month Average                                                                                                      0.0000%

  Number of  61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
  Second Preceding Collection Period                                                                                       0.0000%
  Preceding Collection Period                                                                                              0.0000%
  Current Collection Period                                                                                                0.0244%
  Three Month Average                                                                                                      0.0000%















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